Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	92 Months Ended		120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	[5]	Oct. 31, 2025
C000006700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	5.54%	8.63%			10.04%
C000006699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	2.53%	8.34%			10.03%
C000006697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		1.17%	8.16%			10.21%
C000006707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		1.83%	0.04%			2.58%
C000006708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	1.39%	(0.17%)			2.27%
C000006709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	4.57%	0.19%			2.27%
Without Sales Load [Member] | C000126358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		7.70%	9.81%			11.23%
Without Sales Load [Member] | C000006698 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.59%	9.71%			11.13%
Without Sales Load [Member] | C000006706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.34%	9.44%			10.86%
Without Sales Load [Member] | C000006705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.08%	9.17%			10.59%
Without Sales Load [Member] | C000006703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.56%	8.63%			10.04%
Without Sales Load [Member] | C000006701 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.60%	9.72%			11.14%
Without Sales Load [Member] | C000006700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.54%	8.63%			10.04%
Without Sales Load [Member] | C000006699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.53%	8.62%			10.03%
Without Sales Load [Member] | C000006697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.34%	9.45%			10.87%
Without Sales Load [Member] | C000006707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		6.35%	0.91%			3.02%
Without Sales Load [Member] | C000006708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.39%	0.17%			2.27%
Without Sales Load [Member] | C000006709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.57%	0.19%			2.27%
Without Sales Load [Member] | C000006710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.61%	1.16%			3.28%
Without Sales Load [Member] | C000200511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.70%	1.25%	3.09%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[6]	22.64%	14.61%			11.31%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16% [7]	(0.24%) [7]	1.99%	[8]	1.90% [7]

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	For the period from the commencement of the class's investment operations, March 2, 2018 through October 31, 2025.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.